Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Inventories
9.	Inventories

Current inventory:

	December 31,
	2021	2020
Finished goods	$2,772,167	$2,302,443
Work-in-process	355,830	96,174
Billets	2,255,933	2,232,736
Raw materials and supplies	5,092,292	2,817,090
Materials, spare parts and rollers	1,271,891	1,233,282
Materials in-transit	0	391,874
	$11,748,113	$9,073,599

Non-current inventory:

	December 31,
	2021	2020
Coke	$1,303,975	$952,690
Spare parts	62,092	72,139
Rollers	162,263	185,498
Finished goods	353,095	353,095
	1,881,425	1,563,422
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,528,330	$1,210,327

The Company has $ 1,303,975 and $ 952,690 of coke inventory on hand as of December 31, 2021 and 2020 respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As of March 2022, management considers that there will be recovery in the industries in which the Company operates; this would result in the blast furnace being restarted in the future. However, the Company has recorded an impairment to the blast furnace resulting in a book value of zero. The Company has continued incurring certain costs to maintain the assets in Lorain, including the blast furnace and the coke; such costs are expensed as incurred. In order to restart the blast furnace the Company will incur expenses for the restoration of the equipment, and there is still uncertainty on the date on which the blast furnace will restart operation, if ever The Company cannot offer any guarantee of the eventual restarting of the blast furnace or when conditions will become economically feasible to do so.